                       SUPPLEMENT DATED DECEMBER 5, 2000
                        TO PROSPECTUS DATED MAY 1, 2000

                                       OF

                            EQUITY GROWTH PORTFOLIO
                             FOCUS EQUITY PORTFOLIO
                         SMALL COMPANY GROWTH PORTFOLIO
                             VALUE EQUITY PORTFOLIO
                              TECHNOLOGY PORTFOLIO

                               PORTFOLIOS OF THE

              MORGAN STANLEY DEAN WITTER INSTITUTIONAL FUND, INC.
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                   02208-2798
                            ------------------------

The Prospectus is hereby amended and supplemented to reflect a change in the universe of companies the Value Equity Portfolio invests in and the comparative index for the Portfolio.
                            ------------------------

The paragraph entitled "Process" on page 4 of the Prospectus is deleted and replaced with the following:

PROCESS
MSDW Investment Management establishes a universe comprised of approximately 1000 companies that exhibit defined value characteristics. The selection process focuses on companies with distinctively below average price-to-earnings and price-to-book value ratios and high dividend yields. MSDW Investment Management conducts additional fundamental analysis to ascertain financial soundness. The Portfolio then purchases securities of companies that research indicates sell below their estimated value. The Portfolio will typically sell securities when prices revert to MSDW Investment Management's estimated value.
                            ------------------------

The Russell 1000 Value Index is being added as the primary comparative index for the Value Equity Portfolio. The S&P 500 Index will remain as a secondary comparative index. MSDW Investment Management believes that the Russell 1000 Value Index is more representative of the value-oriented companies in the Value Equity Portfolio. Accordingly, the chart on page 4 is hereby deleted and replaced with the following:

 AVERAGE ANNUAL TOTAL RETURN (FOR THE YEAR ENDED DECEMBER 31, 1999)

                             CLASS A              CLASS B
                            (COMMENCED          (COMMENCED         RUSSELL 1000 VALUE
                          OPERATIONS ON        OPERATIONS ON             INDEX*               S&P 500 INDEX**
                        JANUARY 31, 1990)    JANUARY 2, 1996)      CLASS A     CLASS B      CLASS A     CLASS B
----------------------------------------------------------------------------------------------------------------
 PAST ONE YEAR                11.63%              11.22%            7.35%       7.35%       21.04%       21.04%
----------------------------------------------------------------------------------------------------------------
 PAST FIVE YEARS              20.22%               N/A             23.08%        N/A        28.55%        N/A
----------------------------------------------------------------------------------------------------------------
 SINCE INCEPTION              13.93%              16.53%           16.46%       19.36%      19.21%       26.18%

THE BAR CHART AND TABLE ABOVE SHOW THE PERFORMANCE OF THE PORTFOLIO YEAR-BY-YEAR AND AS AN AVERAGE OVER DIFFERENT PERIODS OF TIME. TOGETHER, THE BAR CHART AND TABLE DEMONSTRATE THE VARIABILITY OF PERFORMANCE OVER TIME AND PROVIDE AN INDICATION OF THE RISKS OF INVESTING IN THE PORTFOLIO. IN ADDITION, THE TABLE COMPARES THE PERFORMANCE OF THE PORTFOLIO TO INDICES OF SIMILAR SECURITIES. AN INDEX IS A HYPOTHETICAL MEASURE OF PERFORMANCE BASED ON THE UPS AND DOWNS OF SECURITIES THAT MAKE UP A PARTICULAR MARKET. THE INDICES DO NOT SHOW ACTUAL INVESTMENT RETURNS OR REFLECT PAYMENT OF MANAGEMENT OR BROKERAGE FEES, WHICH WOULD LOWER THE INDICES' PERFORMANCE. THE TABLE SEPARATELY COMPARES CLASS A AND CLASS B SHARES TO EACH INDEX SO THAT YOU CAN COMPARE PERFORMANCE FOR EACH CLASS FROM ITS COMMENCEMENT DATE. THE INDICES THEMSELVES DO NOT ACTUALLY HAVE TWO CLASSES. HOW THE PORTFOLIO HAS PERFORMED IN THE PAST DOES NOT NECESSARILY INDICATE HOW THE PORTFOLIO WILL PERFORM IN THE FUTURE.

  *THE RUSSELL 1000 VALUE INDEX IS AN UNMANAGED INDEX OF THOSE COMPANIES IN THE
   RUSSELL 1000 INDEX WITH LOWER PRICE-TO-BOOK RATIOS AND LOWER FORECASTED GROWTH VALUES.

 **THE S&P 500 INDEX IS COMPRISED OF THE STOCKS OF 500 LARGE-CAP U.S. COMPANIES
   WITH MARKET CAPITALIZATION OF $1 BILLION OR MORE. THESE 500 COMPANIES REPRESENT APPROXIMATELY 100 INDUSTRIES, CHOSEN MAINLY FOR MARKET SIZE, LIQUIDITY AND INDUSTRY GROUP REPRESENTATION.

                       ----------------------------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE